Short-term Investment And Investments Under Fair Value (Tables)	12 Months Ended
Feb. 28, 2025
Investments [Abstract]
Schedule of Short Term Investment	Short-term investments as of February 29, 2024 and February 28, 2025 were as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Term deposits	18,929	13,905	1,909
Total	18,929	13,905	1,909

Schedule of Investments Under Fair Value

Investments under fair value as of February 29, 2024 and February 28, 2025 were as follows:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Short-term investments under fair value	82,791	37,953	5,211
Total	82,791	37,953	5,211

Long-term investments under fair value, current	14,122	3,584	492
Long-term investments under fair value, non-current	94,817	99,571	13,672
Total	108,939	103,155	14,164

Schedule of Short Term Investment and Investments Under Fair Value Measured on Recurring Basis

Short-term investment and investments under fair value measured on a recurring basis or disclosed at fair value as of February 29, 2024 are summarized below:

	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
As of February 29, 2024
Short-term investment	18,929	—	18,929	—
Short-term investments under fair value	82,791	32,103	50,688	—
Long-term investments under fair value, current	14,122	—	14,122	—
Long-term investments under fair value, non-current	94,817	21,438	73,379	—

Short-term investment and investments under fair value measured on a recurring basis or disclosed at fair value as of February 28, 2025 are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	USD	RMB	RMB	RMB
As of February 28, 2025
Short-term investment	13,905	1,909	—	13,905	—
Short-term investments under fair value	37,953	5,211	37,953	—	—
Long-term investments under fair value, current	3,584	492	3,584	—	—
Long-term investments under fair value, non-current	99,571	13,672	34,251	65,320	—